SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details) - USD ($)	Jul. 31, 2025	Jan. 31, 2025
Debt Disclosure [Abstract]
Remainder of Fiscal Year
Year One	165,000	$ 100,000
Year Two
Year Three
Year Four
Year Five
Thereafter
Total	$ 165,000	$ 100,000